ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued expenses
Accounts payable and accrued expenses consist of the following as of December 31:

(in thousands)	2021	2020

Accounts payable	$15,978	$16,797
Accrued expenses - general	13,653	24,422
Accrued salaries and benefits	12,254	11,226
Income taxes payable	4,650	4,334

Total	$46,535	$56,779

Schedule of other current liabilities	Other current liabilities consist of the following as of December 31:

(in thousands)	2021	2020

Operating lease liabilities	$2,893	$7,609
Other	977	1,696

Total	$3,870	$9,305